Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Due to related parties	$ 178,816	$ 134,381
Accounts payable	1,806,352	2,333,455
Sales to related parties	160,055	1,521,566	$ 1,522,546
Accounts receivable - related parties	$ 285,530	480,111
Longrich Group [Member]
Related Party Transactions (Details) [Line Items]
Operating lease agreement, description	the Company had four leases from its related party, subsidiaries of Longrich Group, and one lease from its related party, Suzhou Colori Cosmetics, both related parties are controlled by a major shareholder of the Company.
Payment related to lease	$ 44,886,549	$ 73,876,430	$ 82,551,615